Fair Value (Fair Value Measurement - Reconciliation of Level 3 Assets And Liabilities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Assets, Beginning balance	$ 50	$ 99
Net realized/unrealized gains (losses) included in earnings, Assets	10	13
Net realized/unrealized gains (losses) included in other comprehensive income, Assets	0	0
Purchases, Assets	0	0
Sales, Assets	(4)	0
Issuances, Assets	26	0
Settlements, Assets	(42)	(68)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	0	3
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0	3
Fair Value, Assets, Ending balance	40	50
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0	1
Loans Held-for-Sale [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Assets, Beginning balance	3	0
Net realized/unrealized gains (losses) included in earnings, Assets	1	0
Net realized/unrealized gains (losses) included in other comprehensive income, Assets	0	0
Purchases, Assets	0	0
Sales, Assets	(4)	0
Issuances, Assets	0	0
Settlements, Assets	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	0	3
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0	0
Fair Value, Assets, Ending balance	0	3
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0	1
Retained Interest [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Assets, Beginning balance	47	100
Net realized/unrealized gains (losses) included in earnings, Assets	9	13
Net realized/unrealized gains (losses) included in other comprehensive income, Assets	0	0
Purchases, Assets	0	0
Sales, Assets	0	0
Issuances, Assets	26	0
Settlements, Assets	(42)	(66)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0	0
Fair Value, Assets, Ending balance	40	47
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0	0
Interest Rate Contract [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Net Derivative Asset (Liability), Beginning balance	$ 0	(1)
Gain (Loss) Included in Earnings, Net Derivative Asset (Liability)		0
Gain (Loss) Included in Other Comprehensive Income (Loss), Net Derivative Asset (Liability)		0
Purchases, Net Derivative Asset (Liability)		0
Sales, Net Derivative Asset (Liability)		0
Issuances, Net Derivative Asset (Liability)		0
Settlements, Net Derivative Asset (Liability)		(2)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Transfers into Level 3		0
Transfers out of Level 3, Net Derivative Asset (Liability)		3
Fair Value, Net Derivative Asset (Liability), Ending balance		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)		$ 0